PROVISIONS (Details) - USD ($) $ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Provision for onerous contracts
Provision for losses on investment in joint ventures	[1]	$ 554		$ 765
Provision for onerous contracts		405	[2]	813	[2]	$ 1,270
Total Provisions		$ 959		$ 1,578

[1]	The joint venture, Island Bulk Carriers, generated profits during 2019 and the Group has reversed provisions of $211,000 representing the reduction of the Group’s share of the joint venture losses.
[2]	Provision for onerous contracts represents the present value of the future charter payments of short-term leases that the Group is presently obligated to make under non-cancellable onerous operating charter agreements and contracts of affreightment, less charter revenue expected to be earned on the charter. The estimate may vary as a result of changes to ship running costs and charter and freight revenue. Except for short-term onerous contracts when the effect of discounting is immaterial, the rate used to discount the future charter payments is 7.61% (2018: 8.33%).